SCHEDULE I - CONDENSED FINANCIAL STATEMENTS, BALANCE SHEETS (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Current assets [Abstract]
Cash and cash equivalents	$ 303,000	$ 255,803	$ 242,200	$ 228,322		$ 184,157		$ 218,664
Other current assets	61,200	47,183		50,836
Total current assets	1,403,400	1,188,513		1,157,358
Deferred tax assets	900	1,376		9,438
Total assets	4,552,600	4,315,948		4,462,046	[1]	5,107,121	[1]
Current liabilities [Abstract]
Total current liabilities	559,600	497,849		431,279
Total liabilities	3,280,800	4,044,190		4,056,511
Stockholders' equity [Abstract]
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 150,552,360 and 150,247,604 shares issued at December 31, 2016 and December 31, 2015, respectively)	2,000	1,505		1,502
Capital in excess of par value	2,264,900	1,222,423		1,219,168
Accumulated deficit	(721,400)	(596,233)		(559,613)
Accumulated other comprehensive loss	(251,700)	(342,364)		(265,510)
Treasury stock at cost; 1,897,454 and 578,555 at December 31, 2016 and 2015, respectively	(22,000)	(19,423)		(5,314)
Total Gardner Denver Holdings, Inc. stockholders' equity	1,271,800	265,908		390,233
Total liabilities and stockholders' equity	$ 4,552,600	$ 4,315,948		$ 4,462,046
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued (in shares)	198,130,973	150,552,360		150,247,604
Treasury stock (in shares)	2,120,112	1,897,454		578,555
Parent Company [Member]
Current assets [Abstract]
Cash and cash equivalents		$ 305		$ 92		$ 46		$ 12,828
Other current assets		0		53
Total current assets		305		145
Equity in net assets of subsidiaries		276,880		378,836
Intercompany receivables		0		8,754
Deferred tax assets		7,008		2,498
Total assets		284,193		390,233
Current liabilities [Abstract]
Intercompany payables		18,230		0
Other liabilities		55		0
Total current liabilities		18,285		0
Total liabilities		18,285		0
Stockholders' equity [Abstract]
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 150,552,360 and 150,247,604 shares issued at December 31, 2016 and December 31, 2015, respectively)		1,505		1,502
Capital in excess of par value		1,222,423		1,219,168
Accumulated deficit		(596,233)		(559,613)
Accumulated other comprehensive loss		(342,364)		(265,510)
Treasury stock at cost; 1,897,454 and 578,555 at December 31, 2016 and 2015, respectively		(19,423)		(5,314)
Total Gardner Denver Holdings, Inc. stockholders' equity		265,908		390,233
Total liabilities and stockholders' equity		$ 284,193		$ 390,233
Common stock, par value (in dollars per share)		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)		1,000,000,000		1,000,000,000
Common stock, shares issued (in shares)		150,552,360		150,247,604
Treasury stock (in shares)		1,897,454		578,555

[1]	General corporate identifiable assets as of December 31, 2015 and 2014 were restated to reclassify the unamortized debt issuance cost asset from "Other assets" in accordance with the adoption of ASU 2015-03. See "Note 2: New Accounting Standards" for further discussion on the adoption.